CHAPMAN AND CUTLER LLP                            111 WEST MONROE STREET
                                                 CHICAGO, ILLINOIS 60603



                           February 29, 2012



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                        FT 3370
                  File No. 333-178872 CIK No. 1535748

Ladies/Gentlemen:

     On behalf of First Trust Portfolios L.P. ("Depositor"), depositor, sponsor and principal underwriter of FT 3370 (the "Fund"), there is enclosed Amendment No. 4 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed on January 4, 2012 and amended on January 4, 2012, January 27, 2012 and January 30, 2012 with the Securities and Exchange Commission (the "Commission").

     We have previously requested from the Commission selective review of the inclusion in the Fund of hypothetical performance information for each of the investment strategies employed by the Fund. In response to certain questions raised by the staff of the Commission we confirm that the various steps or factors which comprise a given strategy are applied based on information as of a strategies selection date. We also confirm that securities are selected through application of a strategy at a particular point in time and that if a security which is a component of a strategy is merged out of existence, de-listed or suffers a similar fate during the period in which the strategy performance is being measured, such security will not be replaced by another security during that period. In the description of Step 3 of the S&P Target SMid 60 Strategy you had asked that we change the second bullet point to included the word "positive" when describing the 12-month change in return on assets. As stocks with flat or negative returns on assets are eligible to be included in the rankings, we have not made the suggested change. In all other instances, we have modified the language in the prospectus to conform with comments received by the staff of the Commission.

     The staff of the Commission also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 4 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Net Assets and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

     The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of First Trust Portfolios L.P., documentation for units of fractional undivided interest in the Fund. You will note that the Sponsor has adopted the procedure permitted by Rule 24f-2 under the Investment Company Act of 1940, as amended, and has requested the registration of an "indefinite" number of units.

     We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

     We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Brian D. Free at (312) 845-3017.

                                    Very truly yours,




                                    CHAPMAN AND CUTLER LLP

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